Patient Fees Receivable (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Total Receivables: Gross	$ 2,098,575	$ 662,526
Less: Contractual Allowances	(1,799,004)	(302,137)
Receivables Net of Contractual Allowances	299,571	360,389
Commercial
Disaggregation of Revenue [Line Items]
Receivables Net of Contractual Allowances	129,742	203,201
Medicare / Medicaid
Disaggregation of Revenue [Line Items]
Receivables Net of Contractual Allowances	147,635	109,996
Self Pay
Disaggregation of Revenue [Line Items]
Receivables Net of Contractual Allowances	$ 22,194	$ 47,192